Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets - Parent Company [Member] - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Non-current asset
Investment in subsidiaries and the VIE	$ 15,544,196	$ 10,494,915
Total assets	15,544,196	10,494,915
LIABILITIES
SHAREHOLDERS’ EQUITY
Common stock value
Additional paid-in capital	18,795,548	14,499,213
Accumulated deficit	(4,710,203)	(6,461,373)
Accumulated other comprehensive income(loss)	(193,368)	1,044,856
Total shareholders’ equity	15,544,196	10,494,915
Total liabilities and shareholders’ equity	15,544,196	10,494,915
Class A Ordinary shares
SHAREHOLDERS’ EQUITY
Common stock value	1,039,499	799,499
Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Common stock value	$ 612,720	$ 612,720